Other Borrowings (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Loans Pledged as Collateral	$ 71,817,093
Debt Instrument, Interest Rate, Stated Percentage	0.45%
Line of Credit Facility, Remaining Borrowing Capacity	$ 76,510,327
FHLB Advance Due 2016-03-25 [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.45%
Mortgage Loans on Real Estate, Final Maturity Date	Mar. 25, 2016
FHLB Advance Due 2016-03-28 [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.45%
Mortgage Loans on Real Estate, Final Maturity Date	Mar. 28, 2016